Equity settled share-based transactions - 2021 Share Incentive Plan (Details)				1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 16, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted					3,537,409
Equity-settled share-based payment expenses | $						$ 532,752
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses | $					$ 23,847,422	$ 21,946,632
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted						3,996,997
Weighted average exercise price | $ / shares		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life						4 years 8 months 12 days
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of the RSUs united granted | $	$ 54,645,652	$ 1,209,111
Fair value of the RSUs united granted (in dollar per share) | $ / shares	$ 13.89	$ 18.91
Restricted Share Units | 2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted			3,933,063	63,934
Restricted Share Units | Prenetics 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | $ / shares					$ 0.01
Weighted average remaining contractual life					3 years